Stockholders' equity and reserves	12 Months Ended
Dec. 31, 2017
Disclosure of Stockholders’ Equity and Reserves [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
(25)	Stockholders’ equity and reserves

a)	Capital risk management

An adequate capital risk management allows ongoing business continuity and the maximization of the return towards the Company’s investors, which is why management has taken actions that ensure the Company maintains an adequate balance of the funding sources that build its capital structure.

Within its activities in risk management, the Company ensures that the ratio between financial debt and EBITDA of the last 12 months doesn’t exceed 2.75 times and that the interest coverage ratio is at least 3 to 1.

During 2017, 2016 and 2015 these ratios were below the thresholds established by the Company’s Risk Committee.

b)	Common stock and premiums

As of December 31, 2017, 2016 and 2015, the Company’s capital stock is represented by 600,000,000 Series “B” registered shares with a par value of $1 peso per share.

The Robinson Bours family owned 496,500,000 shares through two family trusts: the placement trust and the control trust, which collectively represented 82.75% of the Company’s total shares.

On December 9, 2013, the members of the placement trust decided to sell 57,000,000 shares that represent 9.5% of the total shares of the Company. The transaction was conducted through the BMV at market price.

After the sale of the shares, the Company’s capital stock was as follows:

	Before the Transaction		After the Transaction
	Shares (1)	Position	Shares (1)	Position
Familiar Trusts	496,500,000	82.75%	439,500,000	73.25%
- Control Trust	312,000,000	52.00%	312,000,000	52.00%
- Placement Trust	184,500,000	30.75%	127,500,000	21.25%
Floating Position (2)	103,500,000	17.25%	160,500,000	26.75%

(1)	All Series B shares with voting power.
(2)	Operating at the BMV and the NYSE.

Based on the information provided to the Company, as of December 31, 2017, stockholders with 1% or more interest in the Company, in addition to the family trusts, are as follows:

	Shares	Position
Renaissance Technologies LLC	6,562,800	1.09%

c)	Other comprehensive income items

i. Foreign currency translation reserve

This concept is related to the translation of the Company’s U.S. operations from their functional currency (U.S. dollar) to the reporting currency, the Mexican peso.

ii. Actuarial remeasurements

Actuarial remeasurements are recognized as other components of comprehensive income and are related to variations in actuarial assumptions that generate actuarial gains or losses as well as adjust the actual yields from plan assets from the net interest cost calculated over the net defined benefits liability balance. Actuarial remeasurements are presented net of income tax within other comprehensive income in the consolidated statement of changes in stockholders’ equity, the amount of these actuarial remeasurements net of taxes as of December 31, 2017 and 2016 amounts to $98,938 and $86,774, which includes a deferred tax effect of $41,679 and $36,466.

d)	Reserve for repurchase of shares

In 1998, the Company approved a stock repurchase plan in conformity with the Mexican Securities Trading Act and created a reserve for that purpose of $180,000 charged to retained earnings in such year.

On April 26, 2017, pursuant to a resolution at the General Ordinary Stockholders’ Meeting, an amount of $494,940 was approved to be used in the reserve for acquisition own shares.

The following table shows the movements of the reserve for acquisition of shares during the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Balance as at January 1	-	10,000	-
(+) Total shares purchased	20,000	100,157	677,013
(-) Total shares sold	-	(110,157)	(667,013)
Balance as at December 31	20,000	-	10,000

The net amount of repurchase and treasury share sale transactions gave rise to loss of ($1,800) during 2017, and gave rise to additional paid in capital of $368 and $14,376 during the years ended December 31, 2016 and 2015, respectively, recognized within equity.

As at December 31, 2017, the Company has 20,000 treasury shares.

e)	Dividends

During the years ended December 31, 2017, 2016 and 2015, the Company has declared and paid the following dividends:

On April 26, 2017, the Company declared a payment of dividends in cash at nominal value of $780,000 or $1.30 pesos per outstanding share. The payment was made in two equal installments, in May 11 and July 6, 2017.

On April 27, 2016, the Company declared a payment of dividends in cash at nominal value of $780,000 or $1.30 pesos per outstanding share, from which there is a reduction of $40 for the dividend corresponding to repurchased shares. The payment was made in two equal installments, in May 12 and July 7, 2016.

On April 22, 2015, the Company declared a payment of dividends in cash at nominal value of $900,000 or $1.50 pesos per outstanding share, from which there is a reduction of $838 for the dividend corresponding to repurchased shares. The payment was made in two equal installments, in May 14 and July 9, 2015.

Dividends that the Company pays to stockholders are subject to ISR solely insofar as such dividends exceed the balance in its net tax income account (CUFIN) consisting of income in which ISR is already paid by the Company. The ISR paid on dividends corresponds to a tax payable by legal entities and not by individuals. However, as a result of changes to the income tax law described in note 20(a), beginning on January 1, 2014, a new withholding tax of 10% for resident individuals in Mexico and for all residents in foreign countries who receive dividends from entities was established. Such tax is considered a withholding tax by the entity that pays the dividends. This tax will be applicable only to the income generated from period 2014. Thus, the Company must update its CUFIN from income generated up to December 31, 2013 and must calculate a new CUFIN with the income generated from January 1, 2014.

The Company obtains most of its revenue and net income from BSACV. For fiscal years 2017, 2016 and 2015, net income of BSACV, accounted for 63%, 65% and 67%, respectively, of consolidated net income. Dividends for which BSACV pays ISR will be credited to the Company’s CUFIN account, and accordingly, any future liabilities arising from ISR will be incurred when such amounts are distributed as dividends to the stockholders.

f)	Tax balances of stockholders’ equity

CUFIN	Balance as 2013	Balance from2014	Total
IBSA individual	$7,445,747	5,890,995	13,336,742
IBSA Consolidated	8,273,539	10,719,930	18,993,469

The restated amount as of December 31, 2017 on tax bases of the contributions made by stockholders (CUCA), totaling $2,834,872, may be refunded to them tax-free, to the extent that such amount is the same or higher than equity.